INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of acquired intangible assets
Acquired intangible assets	Year ended December 31, 2025
	Gross carrying amount	Accumulated amortization

Amortized intangible assets
Acquired technology	7,292	(759)

Unamortized intangible assets
Acquired IPR&D	872
Goodwill	186
	1,058
Aggregate amortization expenses:
For the year ended 31.12.2025	759

Estimated amortization expenses:
For the year Ending 31.12.2026	911
For the year Ending 31.12.2027	911
For the year Ending 31.12.2028	911
For the year Ending 31.12.2029	911
For the year Ending 31.12.2030	911